Note 9 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
		Weighted		Weighted
	Year ended	average	Year ended	average
	December 31,	exercise price	December 31,	exercise price
	2021	(C$/option)	2020	(C$/option)

Outstanding, beginning of year	1,018,067	$16.07	1,229,341	$12.99
Granted	100,000	22.40	572,503	17.64
Exercised for cash	(75,066)	16.48	(418,294)	10.73
Exercised cashless	(54,274)	14.44	(365,483)	14.29

Outstanding, end of year	988,727	$16.77	1,018,067	$16.07

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	December 31,	December 31,
	2021	2020
Risk-free interest rate	0.53%	0.91%
Expected volatility	58%	46%
Expected dividend yield	nil	nil
Expected life (years)	3	3

Disclosure of range of exercise prices of outstanding share options [text block]
Exercise price	Number	Number	Weighted average remaining
($C/option)	outstanding	exercisable	contractual life (years)
12.75	9,375	9,375	2.85
13.46	254,162	237,496	2.28
13.91	85,263	85,263	0.93
14.98	308,872	81,236	3.16
21.26	50,000	-	4.92
21.57	231,055	77,019	3.94
23.53	50,000	-	4.05
C$12.75 - C$23.53	988,727	490,389	3.05